Fair Value (Nonrecurring Unobservable Inputs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021
Fair Value | Level 3
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring	$ 1,195
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Assets Liabilities Value	17
AES PR
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring				$ 73
Long Lived Assets Held For Sale [Member] | Fair Value | Level 3 | AES Panama
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring		$ 0
Long Lived Assets Held For Sale [Member] | Fair Value | Level 3 | Alto Maipo
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring		0
Long Lived Assets Held For Sale [Member] | AES Panama
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring		216
Long Lived Assets Held For Sale [Member] | Alto Maipo
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring	190
Long Lived Assets Held And Used [Member] | Fair Value | Mountain View Power Partners
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring			$ 504
Long Lived Assets Held And Used [Member] | Fair Value | Level 3 | Buffalo Gap [Member]
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring	0				$ 0
Long Lived Assets Held And Used [Member] | Fair Value | Level 3 | buffalo gap II [Member] [Member]
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring					0
Long Lived Assets Held And Used [Member] | Fair Value | Level 3 | Mountain View Power Partners
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring			$ 311		11
Long Lived Assets Held And Used [Member] | Fair Value | Level 3 | Angamos [Member]
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring	311	86			73	$ 306
Long Lived Assets Held And Used [Member] | Fair Value | Level 3 | Ventanas 3 & 4
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring		$ 12
Long Lived Assets Held And Used [Member] | Fair Value | Level 3 | buffalo gap III
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring					$ 0
Long Lived Assets Held And Used [Member] | Fair Value | Level 3 | AES Bulgaria
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring						$ 452
Long Lived Assets Held And Used [Member] | Level 3 | Hawaii Subsidiary [Member]
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring	452
Equity Method Investments [Member] | Fair Value | Level 3 | sPower [Member]
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring	432
Equity Method Investments [Member] | sPower [Member]
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring	607
Equity Method Investments [Member] | Level 3 | sPower [Member]
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Assets Carrying Amount Disclosure Nonrecurring	$ 432
Measurement Input, Long-term Revenue Growth Rate [Member] | Valuation, Income Approach [Member] | Minimum | TEG TEP
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Fair Value Measurement Inputs, Nonrecurring	(15.00%)
Measurement Input, Long-term Revenue Growth Rate [Member] | Valuation, Income Approach [Member] | Minimum | AES Bulgaria
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Fair Value Measurement Inputs, Nonrecurring	(66.00%)
Measurement Input, Long-term Revenue Growth Rate [Member] | Valuation, Income Approach [Member] | Maximum | TEG TEP
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Fair Value Measurement Inputs, Nonrecurring	2.00%
Measurement Input, Long-term Revenue Growth Rate [Member] | Valuation, Income Approach [Member] | Maximum | AES Bulgaria
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Fair Value Measurement Inputs, Nonrecurring	11.00%
Measurement Input, Long-term Revenue Growth Rate [Member] | Valuation, Income Approach [Member] | Weighted Average | TEG TEP
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Fair Value Measurement Inputs, Nonrecurring	0.00%
Measurement Input, Long-term Revenue Growth Rate [Member] | Valuation, Income Approach [Member] | Weighted Average | AES Bulgaria
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Fair Value Measurement Inputs, Nonrecurring	(11.00%)
Measurement Input, Operating Margin [Member] | Valuation, Income Approach [Member] | Minimum | TEG TEP
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Fair Value Measurement Inputs, Nonrecurring	36.00%
Measurement Input, Operating Margin [Member] | Valuation, Income Approach [Member] | Minimum | AES Bulgaria
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Fair Value Measurement Inputs, Nonrecurring	(66.00%)
Measurement Input, Operating Margin [Member] | Valuation, Income Approach [Member] | Maximum | TEG TEP
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Fair Value Measurement Inputs, Nonrecurring	43.00%
Measurement Input, Operating Margin [Member] | Valuation, Income Approach [Member] | Maximum | AES Bulgaria
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Fair Value Measurement Inputs, Nonrecurring	23.00%
Measurement Input, Operating Margin [Member] | Valuation, Income Approach [Member] | Weighted Average | TEG TEP
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Fair Value Measurement Inputs, Nonrecurring	37.00%
Measurement Input, Operating Margin [Member] | Valuation, Income Approach [Member] | Weighted Average | AES Bulgaria
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Fair Value Measurement Inputs, Nonrecurring	(1.00%)
Measurement Input, Discount Rate [Member] | Valuation, Income Approach [Member] | Minimum | TEG TEP
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Fair Value Measurement Inputs, Nonrecurring	13.00%
Measurement Input, Discount Rate [Member] | Valuation, Income Approach [Member] | Minimum | AES Bulgaria
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Fair Value Measurement Inputs, Nonrecurring	20.00%
Measurement Input, Discount Rate [Member] | Valuation, Income Approach [Member] | Maximum | sPower [Member]
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Fair Value Measurement Inputs, Nonrecurring	7.00%
Measurement Input, Discount Rate [Member] | Valuation, Income Approach [Member] | Maximum | TEG TEP
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Fair Value Measurement Inputs, Nonrecurring	20.00%
Measurement Input, Discount Rate [Member] | Valuation, Income Approach [Member] | Maximum | AES Bulgaria
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Fair Value Measurement Inputs, Nonrecurring	25.00%
Measurement Input, Discount Rate [Member] | Valuation, Income Approach [Member] | Weighted Average | TEG TEP
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Fair Value Measurement Inputs, Nonrecurring	15.00%
Measurement Input, Discount Rate [Member] | Valuation, Income Approach [Member] | Weighted Average | AES Bulgaria
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Fair Value Measurement Inputs, Nonrecurring	21.00%
Measurement Input, Expected Dividend Rate | Valuation, Income Approach [Member] | Long Lived Assets Held And Used [Member] | Minimum | sPower [Member]
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Fair Value Measurement Inputs, Nonrecurring	(36.00%)
Measurement Input, Expected Dividend Rate | Valuation, Income Approach [Member] | Long Lived Assets Held And Used [Member] | Maximum | sPower [Member]
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Fair Value Measurement Inputs, Nonrecurring	41.00%
Measurement Input, Expected Dividend Rate | Valuation, Income Approach [Member] | Long Lived Assets Held And Used [Member] | Weighted Average | sPower [Member]
Fair Value Assets Measured On Nonrecurring Basis Unobservable Inputs [Line Items]
Fair Value Measurement Inputs, Nonrecurring	2.00%